Accounts receivable, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Bad debt (recovery) expense	$ (137,846)	$ 154,476
Description of account receivable period	The amounts of accounts receivable remained outstanding 365 days past due are deemed as uncollectible by the Company